UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21128
Legg Mason Partners Variable Equity Trust
(Exact name of registrant as specified in charter)
55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: Fund Investor Services 1-800-822-5544
or
Institutional Shareholder Services 1-888-425-6432
Date of fiscal year end: January 31
Date of reporting period: April 30, 2009

ITEM 1.  SCHEDULES OF INVESTMENTS

LEGG MASON PARTNERS VARIABLE EQUITY TRUST
Legg Mason Partners Variable Lifestyle Allocation 85%
Legg Mason Partners Variable Lifestyle Allocation 70%
Legg Mason Partners Variable Lifestyle Allocation 50%
FORM N-Q
APRIL 30, 2009

Legg Mason Partners Variable Lifestyle Allocation 85%

Schedules of Investments (unaudited)	April 30, 2009

Shares	Description	Value

INVESTMENTS IN UNDERLYING FUNDS — 99.7%
608,708	Legg Mason Global Trust, Inc. — Legg Mason International Equity Trust, Institutional Select Class Shares	$5,788,814
	Legg Mason Partners Equity Trust:
51,121	Legg Mason Partners Aggressive Growth Fund, Class IS Shares *	3,722,127
875,847	Legg Mason Partners Appreciation Fund, Class IS Shares	8,837,297
404,348	Legg Mason Partners Fundamental Value Fund, Class IS Shares	3,837,261
1,018,040	Legg Mason Partners International All Cap Opportunity Fund, Class IS Shares	6,087,881
238,604	Legg Mason Partners Mid Cap Core Fund, Class IS Shares *	3,457,371
473,994	Legg Mason Partners Small Cap Growth Fund, Class IS Shares *	4,991,156
1,093,413	Legg Mason Partners U.S. Large Cap Equity Fund, Class IS Shares	7,960,043
141,747	Legg Mason Value Trust, Inc., Institutional Class Shares	4,330,374
669,442	The Royce Fund — Royce Value Fund, Institutional Class Shares *	5,168,094
	Western Asset Funds Inc.:
542,875	Western Asset Absolute Return Portfolio, Institutional Select Class Shares	4,424,433
309,529	Western Asset Core Plus Bond Portfolio, Institutional Select Class Shares	2,736,235
487,478	Western Asset High Yield Portfolio, Institutional Select Class Shares	3,285,604

	TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENT
	(Cost — $92,864,227)	64,626,690

Face
Amount	Security

SHORT-TERM INVESTMENT — 0.3%
Repurchase Agreement — 0.3%
$200,000	Interest in $246,437,000 joint tri-party repurchase agreement dated 4/30/09 with Deutsche Bank Securities Inc., 0.150% due 5/1/09; Proceeds at maturity — $200,001; (Fully collateralized by various U.S. government agency obligations, 0.000% to 5.755% due 10/26/09 to 2/7/23; Market value — $204,000) (Cost — $200,000)	200,000

	TOTAL INVESTMENTS — 100.0% (Cost — $93,064,227#)	64,826,690
	Other Assets in Excess of Liabilities — 0.0%	15,673

	TOTAL NET ASSETS — 100.0%	$64,842,363

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.
See Notes to Schedules of Investments.

Legg Mason Partners Variable Lifestyle Allocation 70%

Schedules of Investments (unaudited)	April 30, 2009

Shares	Description	Value

INVESTMENTS IN UNDERLYING FUNDS — 99.4%
410,996	Legg Mason Global Trust, Inc. — Legg Mason International Equity Trust, Institutional Select Class Shares	$3,908,572
	Legg Mason Partners Equity Trust:
52,272	Legg Mason Partners Aggressive Growth Fund, Class IS Shares *	3,805,905
587,691	Legg Mason Partners Appreciation Fund, Class IS Shares	5,929,799
404,714	Legg Mason Partners Fundamental Value Fund, Class IS Shares	3,840,734
684,788	Legg Mason Partners International All Cap Opportunity Fund, Class IS Shares	4,095,031
208,700	Legg Mason Partners Mid Cap Core Fund, Class IS Shares *	3,024,068
275,092	Legg Mason Partners Small Cap Growth Fund, Class IS Shares *	2,896,719
860,353	Legg Mason Partners U.S. Large Cap Equity Fund, Class IS Shares	6,263,369
117,937	Legg Mason Value Trust, Inc., Institutional Class Shares	3,602,995
397,975	The Royce Fund — Royce Value Fund, Institutional Class Shares *	3,072,365
	Western Asset Funds Inc.:
863,177	Western Asset Absolute Return Portfolio, Institutional Select Class Shares	7,034,897
969,457	Western Asset Core Plus Bond Portfolio, Institutional Select Class Shares	8,570,000
504,225	Western Asset High Yield Portfolio, Institutional Select Class Shares	3,398,476

	TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENT
	(Cost — $84,656,306)	59,442,930

Face
Amount	Security

SHORT-TERM INVESTMENT— 0.7%
Repurchase Agreement — 0.7%
$404,000	Interest in $196,754,000 joint tri-party repurchase agreement dated 4/30/09 with Barclays Capital Inc., 0.160% due 5/1/09; Proceeds at maturity — $404,002; (Fully collateralized by U.S. government agency obligation, 0.875% due 4/30/11; Market value — $412,080) (Cost — $404,000)	404,000

	TOTAL INVESTMENTS — 100.1% (Cost — $85,060,306#)	59,846,930
	Liabilities in Excess of Other Assets — (0.1)%	(33,963)

	TOTAL NET ASSETS — 100.0%	$59,812,967

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.
See Notes to Schedules of Investments.

Legg Mason Partners Variable Lifestyle Allocation 50%

Schedules of Investments (unaudited)	April 30, 2009

Shares	Description	Value

INVESTMENTS IN UNDERLYING FUNDS — 99.4%
511,584	Legg Mason Global Trust, Inc. — Legg Mason International Equity Trust, Institutional Select Class Shares	$4,865,160
	Legg Mason Partners Equity Trust:
76,826	Legg Mason Partners Aggressive Growth Fund, Class IS Shares *	5,593,677
672,363	Legg Mason Partners Appreciation Fund, Class IS Shares	6,784,141
575,844	Legg Mason Partners Fundamental Value Fund, Class IS Shares	5,464,765
906,298	Legg Mason Partners International All Cap Opportunity Fund, Class IS Shares	5,419,661
397,342	Legg Mason Partners Mid Cap Core Fund, Class IS Shares *	5,757,491
312,287	Legg Mason Partners Small Cap Growth Fund, Class IS Shares *	3,288,385
856,594	Legg Mason Partners U.S. Large Cap Equity Fund, Class IS Shares	6,236,003
210,068	Legg Mason Value Trust, Inc., Institutional Class Shares	6,417,591
502,836	The Royce Fund — Royce Value Fund, Institutional Class Shares *	3,881,897
	Western Asset Funds Inc.:
1,958,066	Western Asset Absolute Return Portfolio, Institutional Select Class Shares	15,958,235
3,557,895	Western Asset Core Plus Bond Portfolio, Institutional Select Class Shares	31,451,792
1,198,967	Western Asset High Yield Portfolio, Institutional Select Class Shares	8,081,035

	TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENT
	(Cost — $145,004,872)	109,199,833

Face
Amount	Security

SHORT-TERM INVESTMENT — 0.7%
Repurchase Agreement — 0.7%
$787,000	Interest in $496,495,000 joint tri-party repurchase agreement dated 4/30/09 with Greenwich Capital Markets Inc., 0.170% due 5/1/09; Proceeds at maturity — $787,004; (Fully collateralized by various U.S. government agency obligations, 2.750% to 6.625% due 11/3/09 to 11/15/30; Market value — $802,745) (Cost — $787,000)	787,000

	TOTAL INVESTMENTS — 100.1% (Cost — $145,791,872#)	109,986,833
	Liabilities in Excess of Other Assets — (0.1)%	(99,589)

	TOTAL NET ASSETS — 100.0%	$109,887,244

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.
See Notes to Schedules of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Variable Lifestyle Allocation 85% (“Lifestyle Allocation 85%”), Legg Mason Partners Variable Lifestyle Allocation 70% (“Lifestyle Allocation 70%”) and Legg Mason Partners Variable Lifestyle Allocation 50% (“Lifestyle Allocation 50%”) (the “Portfolios”) are separate non-diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (“the 1940 Act”), as an open-end management investment company. The Portfolios invest in other mutual funds (“Underlying Funds”) which are affiliated with Legg Mason, Inc. (“Legg Mason”). Shares of the Portfolios are offered to separate accounts sponsored by certain life insurance companies and qualified pension and retirement plans, including the affiliates of the investment manager.
The following are significant accounting policies consistently followed by the Portfolios and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Investment Valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Funds on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolios calculates their net asset value, the Portfolios may value these securities at fair value as determined in accordance with the procedures approved by the Portfolios’ Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.
Effective February 1, 2008 the Portfolio adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolios’ investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing Lifestyle Allocation 85%’s assets carried at fair value:

SIGNIFICANT
			OTHER SIGNIFICANT	UNOBSERVABLE
		QUOTED PRICES	OBSERVABLE INPUTS	INPUTS
	APRIL 30, 2009	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)

Investments in securities	$64,826,690	$64,626,690	$200,000	—

The following is a summary of the inputs used in valuing Lifestyle Allocation 70%’s assets carried at fair value:

SIGNIFICANT
			OTHER SIGNIFICANT	UNOBSERVABLE
		QUOTED PRICES	OBSERVABLE INPUTS	INPUTS
	APRIL 30, 2009	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)

Investments in securities	$59,846,930	$59,442,930	$404,000	—

Notes to Schedule of Investments (unaudited) (continued)
The following is a summary of the inputs used in valuing Lifestyle Allocation 50%’s assets carried at fair value:

SIGNIFICANT
			OTHER SIGNIFICANT	UNOBSERVABLE
		QUOTED PRICES	OBSERVABLE INPUTS	INPUTS
	APRIL 30, 2009	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)

Investments in securities	$109,986,833	$109,199,833	$787,000	—

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Portfolios’ policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolios may be delayed or limited.
(c) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investments
At April 30, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	GROSS UNREALIZED	GROSS UNREALIZED	NET UNREALIZED
	APPRECIATION	DEPRECIATION	APPRECIATION/DEPRECIATION

Lifestyle Allocation 85%	$1,697,087	$(29,934,624)	$(28,237,537)
Lifestyle Allocation 70%	1,748,447	(26,961,823)	(25,213,376)
Lifestyle Allocation 50%	341,799	(36,146,838)	(35,805,039)

Derivative Instruments and Hedging Activities
Financial Accounting Standards Board of Financial Accounting Standards No. 161, “Disclosure about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.
As of April 30, 2009, the Portfolios did not hold any derivative instruments.
3. Recent Accounting Pronouncement
In April 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Portfolios’ financial statement disclosures.

ITEM 2. CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Legg Mason Partners Variable Equity Trust

By	/s/ R. Jay Gerken

R. Jay Gerken Chief Executive Officer
Date: June 23, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken Chief Executive Officer

Date: June 23, 2009

By:	/s/ Kaprel Ozsolak

Kaprel Ozsolak Chief Financial Officer

Date: June 23, 2009